Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2026
Financial Risk Management [Abstract]
Schedule of Reliable Sources of Index	Reliable sources of indices disclosure were used for the rates used in the “probable scenario.”
		Consolidated			Scenario I -		Scenario I - Probable		Scenario II - Remote		Scenario III - Probable		Scenario IV - Remote
(*) annual average rates		June 30, 2026			Probable		Decrease	-25%	Decrease	-50%	Increase	25%	Increase	50%
Operation	Risk	Balance (R$)	Notional/ Position	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate	Balance (R$)	Rate

Short-term investments	CDI	153,901	-	14.15%	(200)	14.02%	(5,409)	10.52%	(10,788)	7.01%	5,409	17.53%	10,788	21.03%
Marketable securities	SELIC	16,353	-	14.25%	(38)	14.02%	(575)	10.52%	(1,145)	7.01%	575	17.53%	1,145	21.03%
Cash and securities - USD	USD	11,848	2,289	5.18	(925)	5.58	(3,193)	4.19	(6,386)	2.79	3,193	6.98	6,386	8.37
Total cash, cash equivalent		182,102	2,289		(1,163)		(9,177)		(18,319)		9,177		18,319
Financing in Paraguay	USD	(35,431)	(6,844)	5.18	(14,293)	5.58	49,426	4.19	98,852	2.79	(49,426)	6.98	(98,852)	8.37
Financing in Brazil	USD	(9,885)	-	5.18	(3,988)	5.58	13,790	4.19	27,579	2.79	(13,790)	6.98	(27,579)	8.37
Financing in Brazil	CDI	(72,639)	-	14.15%	94	14.02%	2,550	10.52%	5,092	7.01%	(2,550)	17.53%	(5,092)	21.03%
Financing/Debentures	IPCA	(326,766)	-	4.52%	(18,234)	10.10%	8,237	7.57%	16,481	5.05%	(8,237)	12.62%	(16,481)	15.14%
Total Financing (b)		(444,721)	(6,844)		(36,421)		74,003		148,004		(74,003)		(148,004)
Araucária VI	Soybean bags	1,683	15,695	118.15	-	118.15	(421)	88.61	(842)	59.07	421	147.68	842	177.22
Araucária VII	Soybean bags	89,962	855,000	122.58	-	122.58	(22,491)	91.93	(44,981)	61.29	22,491	153.22	44,981	183.86
Jatobá V	Soybean bags	7,482	59,534	127.59	-	127.59	(1,871)	95.69	(3,741)	63.80	1,871	159.49	3,741	191.39
Jatobá VI	Soybean bags	11,897	99,442	128.67	-	128.67	(2,974)	96.50	(5,949)	64.33	2,974	160.83	5,949	193.00
Jatobá VII	Soybean bags	54,556	506,688	132.79	-	132.79	(13,639)	99.59	(27,278)	66.39	13,639	165.98	27,278	199.18
Alto Taquari IV	Soybean bags	106,371	11,703	108.00	-	108.00	(26,593)	81.00	(53,186)	54.00	26,593	135.00	53,186	162.00
Chaparral I	Soybean bags	196,304	1,899,898	139.61	-	139.61	(49,076)	104.71	(98,152)	69.81	49,076	174.52	98,152	209.42
Preferência I	Cattle (@)	70,873	316,640	314.99	-	314.99	(17,718)	236.24	(35,437)	157.50	17,718	393.74	35,437	472.49
Marangatú	USD	1,465	-	-	-	-	(366)	-	(733)	-	366	-	733	-
Total receivables from farms		540,593	3,764,600		-		(135,149)		(270,299)		135,149		270,299
Derivative operations	Grains (bags)	892	(3,001,275)	(a)	2,200	(a)	51,043	(a)	102,458	(a)	(60,368)	(a)	(121,042)	(a)
Derivative operations	USD	8,717	(54,374)	(a)	15,989	(a)	98,436	(a)	196,806	(a)	(98,300)	(a)	(196,672)	(a)
Derivative operations	Cattle (@)	-	(31,680)	(a)	-	(a)	108	(a)	239	(a)	(154)	(a)	(284)	(a)
Derivative operations	Cotton (lbs.)	(1,692)	(5,250,000)	(a)	3,192	(a)	9,206	(a)	19,395	(a)	(18,083)	(a)	(38,750)	(a)
Derivative operations	Ethanol (m^3)	(2,066)	(22,800)	(a)	(7,178)	(a)	40,686	(a)	81,371	(a)	(40,686)	(a)	(81,371)	(a)
Derivative operations	Swap (BRL)	1,513	-	(a)	(10,906)	(a)	25,841	(a)	54,497	(a)	(23,469)	(a)	(44,918)	(a)
Derivative operations	Sugarcane (Kg)	903	(6,000,000)	(a)	14	(a)	8,998	(a)	17,995	(a)	(8,998)	(a)	(17,995)	(a)
Margin - Stonex	CDI	(1,055)	-	14.25%	2	14.02%	37	10.52%	74	7.01%	(37)	17.53%	(74)	21.03%
Total Derivatives (a)		7,212	(14,360,129)		3,313		234,355		472,835		(250,095)		(501,106)
Cresca, net	USD	(1,343)	(259)	5.18	(102)	5.58	361	4.19	723	2.79	(361)	6.98	(723)	8.37
Cresud, net	USD	(7,174)	(1,386)	5.18	(560)	5.58	1,933	4.19	3,867	2.79	(1,933)	6.98	(3,867)	8.37
Total related parties		(8,517)	(1,645)		(662)		2,294		4,590		(2,294)		(4,590)

(*)	SOURCE Risks: Bloomberg

(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.

(b)	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.

Schedule of Financial Liabilities by Maturity	The table below shows the Company’s financial liabilities grouped by maturity. The Company and its subsidiaries continually monitor cash flows to avoid a mismatch between accounts receivable and payable.
	Note	Book value	Contractual value	Less than one year	From one to two years	From three to five years	Above five years
At June 30, 2026
Derivative financial instruments	7	29,074	29,074	9,456	19,618	-	-
Lease payables	15	334,615	605,101	126,223	246,837	145,040	87,001
Trade payable	16	64,678	64,678	64,678	-	-	-
Loans, financing and debentures	17	1,024,300	1,110,176	524,947	400,539	171,960	12,730
Other liabilities	19	18,079	18,079	6,895	11,184	-	-
Transactions with related parties	30	10,226	10,226	-	10,226	-	-

At June 30, 2025
Derivative financial instruments	7	33,124	33,124	15,492	17,632	-	-
Lease payables	15	352,539	635,192	88,397	144,367	248,148	154,280
Trade payable	16	103,658	103,658	103,658	-	-	-
Loans, financing and debentures	17	885,519	1,058,791	402,928	262,410	329,643	63,810
Other liabilities	19	24,445	24,445	7,082	17,363	-	-
Transactions with related parties	30	8,401	8,401	-	8,401	-	-

Schedule of Demonstrates the Financial Debts

The following table demonstrates the financial debts.

	2026	2025
Total derivatives (Note 7)	(7,212)	(7,458)
Loans, financing and debentures (Note 17)	1,024,300	885,519
Total acquisitions payable (Note 19)	18,079	24,445
	1,035,167	902,506
Less: cash and cash equivalents (Note 6.1)	(168,499)	(142,908)
Less: marketable securities (Notes 6.2)	(34,747)	(16,908)
	(203,246)	(159,816)
Net debt (net cash)	831,921	742,690
Total equity	2,025,309	2,177,728
Leverage ratio	41.08%	34.10%

Schedule of Assets and Liabilities, Classification and the Fair Value Level of Hierarchy

The following table presents the Company’s assets and liabilities, their classification and the fair value, as well as the level of hierarchy:

	June 30, 2026
Consolidated – R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non- observable data (Level 3)
Financial assets measured at amortized cost
Current
Cash and cash equivalents	6.1	135,507	135,507	135,507	-	-
Trade receivables, net	8.1	100,281	100,281	-	100,281	-
Non-current
Marketable securities	6.2	18,394	18,394	-	18,394	-
Related-party transactions	30	3,293	3,293	-	3,293	-
Financial assets measured at fair value through profit or loss
Current
Marketable securities	6.2	16,353	16,353	16,353	-	-
Receivables from sale of farm, net	8.1	191,235	191,235	-	191,235	-
Derivative operations (b)	7	6,459	6,459	6,459		-
Derivative operations (b)	7	8,704	8,704	-	8,704	-
Non-current
Receivables from sale of farm, net	8.1	349,358	349,358	-	349,358	-
Derivative operations (b)	7	21,123	21,123	-	21,123	-
Non-financial assets measured at fair value
Current
Biological assets	10	39,751	39,751	-	39,751	-
Biological assets	10	237,523	237,523	-	-	237,523
Non-current
Biological assets	10	13,767	13,767	-	13,767	-
Non-financial assets measured at cost
Non-current
Investment properties	11	1,337,422	3,231,177	-	-	3,231,177
Total		2,479,170	4,372,925	158,319	745,906	3,468,700
Financial liabilities measured at amortized cost
Current
Trade payables	16	64,678	64,678	-	64,678	-
Loans, financing and debentures (a)	17	475,018	524,947	-	524,947	-
Non-current
Related-party transactions	30	10,226	10,226	-	10,226	-
Loans, financing and debentures (a)	17	549,282	585,229	-	585,229	-
Financial liabilities measured at fair value through profit or loss
Current
Leases payable and associated liabilities	15	83,613	126,223	-	126,223	-
Derivative operations (b)	7	9,456	9,456	9,456	-	-
Accounts payable due to acquisition of farm	19	6,895	6,895	-	6,895	-
Non-current
Leases payable and associated liabilities	15	323,953	478,878	-	478,878	-
Derivative operations (b)	7	569	569	569	-	-
Derivative operations (b)	7	19,049	19,049	-	19,049	-
Accounts payable due to acquisition of farm	19	11,184	11,184	-	11,184	-
Total		1,553,923	1,837,334	10,025	1,827,309	-

(a)	The carrying amount of loans, financings, and debentures presented in the financial statements approximates fair value, given that the rates for these instruments are substantially subsidized and there is no intention of early settlement;

(b)	Derivative transactions traded in an active market are measured at fair value under Level 1, while over-the-counter transactions are measured under Level 2, as shown in the table above.

	June 30, 2025
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non- observable data (Level 3)
Financial assets measured at amortized cost
Current
Cash and cash equivalents	6.1	125,614	125,614	125,614	-	-
Trade receivables, net	8.1	149,639	149,639	-	149,639	-
Non-current
Related-party transactions	30	2,822	2,822	-	2,822	-
Financial assets measured at fair value through profit or loss
Current
Marketable securities	6.2	16,908	16,908	16,908	-	-
Receivables from sale of farm, net	8.1	235,419	235,419	-	235,419	-
Derivative operations (b)	7	13,813	13,813	13,813		-
Derivative operations (b)	7	15,796	15,796	-	15,796	-
Non-current
Receivables from sale of farm, net	8.1	521,210	521,210	-	521,210	-
Derivative operations (b)	7	10,973	10,973	-	10,973	-
Non-financial assets measured at fair value
Current
Biological assets	10	26,859	26,859	-	26,859	-
Biological assets	10	238,581	238,581	-	-	238,581
Non-current
Biological assets	10	32,345	32,345	-	32,345	-
Non-financial assets measured at cost
Non-current
Investment properties	11	1,323,834	3,615,837	-	-	3,615,837
Total		2,713,813	5,005,816	156,335	995,063	3,854,418
Financial liabilities measured at amortized cost
Current
Trade payables	16	103,659	103,659	-	103,659	-
Loans, financing and debentures (a)	17	355,841	355,841	-	355,841	-
Accounts payable due to acquisition of farm	19	1,305	1,305	-	1,305	-
Non-current
Related-party transactions	30	8,401	8,401	-	8,401	-
Loans, financing and debentures (a)	17	529,678	529,678	-	529,678	-
Financial liabilities measured at fair value through profit or loss
Current
Leases payable and associated liabilities	15	82,330	82,330	-	82,330	-
Derivative operations (b)	7	13,520	13,520	13,520	-	-
Derivative operations (b)	7	1,972	1,972	-	1,972	-
Accounts payable due to acquisition of farm	19	5,777	5,777	-	5,777	-
Non-current
Leases payable and associated liabilities	15	343,454	343,454	-	343,454	-
Derivative operations (b)	7	202	202	202	-	-
Derivative operations (b)	7	17,430	17,430	-	17,430	-
Accounts payable due to acquisition of farm	19	17,363	17,363	-	17,363	-
Total		1,480,932	1,480,932	13,722	1,467,210	-

(a)	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;

(b)	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above.

Schedule of Fair Value of the Credits from the Sale of the Farm

The significant non-observable inputs used in the measurement of the fair value of the credits from the sale of the farm classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2026, are as follows:

Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Sensitivity of inputs to fair value
Receivables from sale of farm	Discounted cash flow	Premium (or Basis)	0.43 – 0.70 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$17,282, representing an increase or decrease of 3.21% in the receivables from the farm.